SCHEDULE OF COST AND AMORTIZED AN A STRAIGHT-LINE BASIS OVER THEIR ESTIMATED USEFUL LIVES (Details) - ALTANINE, INC. [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intellectual Property, gross	$ 10,091,671	$ 10,091,671
Useful life	17 years
Less: Accumulated depreciation	$ (890,442)	(445,221)
Intellectual property, net	$ 9,201,229	$ 9,646,450